Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses
	2013	2014	2015
Crew wages and related costs	$8,422,650	$8,566,126	$8,572,724
Insurance	1,936,475	1,643,196	1,399,727
Repairs and maintenance	761,048	1,056,599	705,225
Spares and consumable stores	6,055,239	5,867,906	5,011,717
Tonnage taxes	220,217	232,517	290,477
Miscellaneous expenses	599,598	904,012	568,935
Total	$17,995,227	$18,270,356	$16,548,805